UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22883

          ARK ETF Trust

(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC
200 Central Avenue, Suite 220

            St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Corporation Service Company
251 Little Falls Drive

             Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (727) 810-8160

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.       Reports to Stockholders.

(a)     The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT

JANUARY 31, 2024

INVESTING AT THE PACE OF **INNOVATION**

ARK Genomic Revolution ETF (ARKG)
ARK Autonomous Technology & Robotics ETF (ARKQ)
ARK Innovation ETF (ARKK)
ARK Next Generation Internet ETF (ARKW)
ARK Fintech Innovation ETF (ARKF)
ARK Space Exploration & Innovation ETF (ARKX)
The 3D Printing ETF (PRNT)
ARK Israel Innovative Technology ETF (IZRL)

Shareholder Letter (Unaudited)

Dear Shareholder:

ARK Investment Management LLC (“ARK” or the “Adviser”), the investment adviser to the ARK ETF Trust (the “ARK ETFs”) specializes in thematic investing in disruptive innovation. The ARK ETFs include portfolio companies that we believe are leading and benefiting from five innovation platforms: artificial intelligence (“AI”), energy storage, robotics, multiomic sequencing, and blockchain technology. These platforms involve 14 technologies, including neural networks, multiomic technologies, autonomous mobility, and cryptocurrencies. According to ARK’s research, these five innovation platforms are, in our view, converging to create unprecedented growth trajectories. AI is the most important catalyst, its velocity cascading through all other technologies. The market value of disruptive innovation platforms could scale 42% at an annual rate during this business cycle, from $19 trillion today to $220 trillion by 2030.1 In 2030, the market value associated with disruptive innovation could account for the majority of the global equity market capitalization.

In 2023, in particular the fourth quarter, investment strategies focused on disruptive innovation performed quite well, buoyed in part by the growing consensus that the U.S. Federal Reserve (Fed) will lower interest rates in 2024. In response to an unprecedented 24-fold hike in interest rates over 17 months, corporations seem to be losing pricing power and are beginning to downsize, which could cause a harder-than-expected landing. During the past two years, the U.S. economy seems to have been in a rolling recession that has depressed housing, autos, and commercial real estate, while inventories have continued to build in the aftermath of the double- and triple-ordering that took place in response to supply chain bottlenecks from 2020 through 2022. As inflation gives way to broad based deflation during the next year, companies associated with ARK’s Five Innovation Platforms could play an outsized role in salvaging corporate profit margins. Innovation solves problems!

While the bear market in 2022 punished companies investing aggressively to capitalize on technology breakthroughs, innovation continued apace in 2023 thanks to advances in artificial intelligence (AI), blockchain technology, multiomic technologies, robotics, and energy storage. Early last year, OpenAI’s GPT-4 unleashed the power of AI by achieving top-percentile scores across a range of standardized tests from law to calculus. On the Uniform Bar Exam, it scored in the 90th percentile, a leap from GPT-3.5’s 10th percentile in 2022.

As a reminder, bitcoin’s price appreciated 40%+ during the U.S. regional bank crisis of 2023, validating its role as an insurance policy against central points of failure in the U.S. and European banking systems. Indeed, since the peak of the FTX-related crisis in 2022, the Bitcoin network has not skipped a beat, facilitating $3.6 trillion in approximately 163 million transactions, issuing approximately 373,000 new bitcoin, and attracting approximately 187 million new addresses. Moreover, bitcoin continued to rally throughout the year as the SEC prepared to approve 11 spot Bitcoin ETFs in early 2024.

On December 8, 2023, the Food and Drug Administration (FDA) approved the first gene-editing therapy in the U.S. Developed and manufactured by CRISPR Therapeutics and Vertex Pharmaceuticals, Casgevy will treat patients with severe Sickle Cell Disease (SCD) and beta thalassemia. In our view, companies sacrificing short-term profitability to invest aggressively in innovative technologies should enjoy exponential and highly profitable long-term growth opportunities.

Moreover, innovation should be a source of good deflation, as learning curves cut costs and increase productivity. Yet, many legacy companies that have catered to risk-averse short-term oriented shareholders have leveraged their balance sheets to buy back stock, bolster earnings, and increase dividends. In so doing, many have curtailed research and development (R&D) and capital spending and, now, could be ill-prepared for the potential disintermediation associated with disruptive innovation. For these and other reasons, we believe disruptive innovation taking place outside the remit of broad-based equity benchmarks could transform the playing field in 2024 and beyond.

As such, it may be prudent to complement, hedge, or diversify core benchmark exposures by investing in alternative public equity exposures. Since 2014, with tech-specific domain expertise, ARK analysts have focused on the industries, companies, and stocks that ARK believes are likely to be prime beneficiaries of the AI revolution. Given ARK analysts’ understanding of hardware, software, and applications, ARK portfolios offer significant exposure to the AI opportunity.

1             ARK Investment Management LLC. 2024. “Big Ideas – Technological Convergence.”

Shareholder Letter (concluded) (Unaudited)

On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor or ARK directly. You can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.

We appreciate the opportunity to help you meet your investment goals and thank you for enabling us to invest for you at the pace of innovation!

Sincerely,

Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples (Unaudited)

As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2023 through January 31, 2024).

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2023	Ending Account Value 1/31/2024	Annualized Expense Ratios Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
ARK Genomic Revolution ETF
Actual	$1,000.00	$750.70	0.75%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Autonomous Technology & Robotics ETF
Actual	$1,000.00	$892.20	0.75%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Innovation ETF
Actual	$1,000.00	$901.10	0.75%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Next Generation Internet ETF
Actual	$1,000.00	$1,034.40	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Fintech Innovation ETF
Actual	$1,000.00	$1,058.30	0.75%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
ARK Space Exploration & Innovation ETF
Actual	$1,000.00	$916.30	0.72%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	0.72%	$3.66
The 3D Printing ETF
Actual	$1,000.00	$903.00	0.66%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.66%	$3.35
ARK Israel Innovative Technology ETF
Actual	$1,000.00	$972.70	0.49%	$2.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.67	0.49%	$2.49

*        Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (the number of days in the period, then divided by 366).

Sector Diversification (as a percentage of total investments) January 31, 2024 (Unaudited)

ARK Genomic Revolution ETF (ARKG)

Health Care	91.2%
Information Technology	5.0
Materials	3.7
Money Market Fund	0.1
	100.0

ARK Next Generation Internet ETF (ARKW)

Information Technology	32.6%
Financials	31.3
Communication Services	18.6
Consumer Discretionary	13.9
Health Care	3.3
Money Market Fund	0.3
	100.0

ARK Autonomous Technology & Robotics ETF (ARKQ)

Information Technology	38.8%
Industrials	35.1
Consumer Discretionary	13.0
Communication Services	9.6
Health Care	1.7
Energy	1.6
Money Market Fund	0.2
	100.0

ARK Fintech Innovation ETF (ARKF)

Financials	43.9%
Information Technology	29.7
Consumer Discretionary	14.9
Communication Services	9.3
Health Care	1.7
Real Estate	0.5
Money Market Fund	0.0[a]
	100.0

(a) Less than 0.05%

ARK Innovation ETF (ARKK)

Information Technology	29.5%
Health Care	23.1
Financials	18.1
Communication Services	14.8
Consumer Discretionary	11.5
Materials	2.0
Industrials	0.8
Money Market Fund	0.2
	100.0

ARK Space Exploration & Innovation ETF (ARKX)

Industrials	52.8%
Information Technology	26.9
Communication Services	9.8
Consumer Discretionary	5.3
Equity Fund	5.0
Money Market Fund	0.2
	100.0

Sector Diversification (as a percentage of total investments) (concluded) January 31, 2024 (Unaudited)

Schedule of Investments ARK Genomic Revolution ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Biotechnology – 60.3%
Absci Corp.*	430,916	$1,706,427
Amgen, Inc.	28,490	8,953,268
Arcturus Therapeutics Holdings, Inc.*†	1,738,717	57,325,500
Beam Therapeutics, Inc.*	2,204,760	53,796,144
CareDx, Inc.*†	6,033,617	51,647,761
Compass Pathways PLC (United Kingdom)*(a)	2,223,490	25,058,732
CRISPR Therapeutics AG (Switzerland)*	1,736,173	109,292,090
Exact Sciences Corp.*	2,069,857	135,368,648
Incyte Corp.*	451,315	26,523,783
Intellia Therapeutics, Inc.*	2,073,352	49,387,245
Ionis Pharmaceuticals, Inc.*	1,471,354	75,612,882
Moderna, Inc.*	348,084	35,173,888
Nurix Therapeutics, Inc.*†	2,710,369	21,411,915
Prime Medicine, Inc.*	2,522,247	16,016,269
Recursion Pharmaceuticals, Inc., Class A*	8,614,106	81,058,737
Regeneron Pharmaceuticals, Inc.*	21,479	20,249,972
Repare Therapeutics, Inc. (Canada)*†	2,750,042	17,985,275
Senti Biosciences, Inc.*	1,905,324	857,586
Twist Bioscience Corp.*	2,662,495	86,264,838
Veracyte, Inc.*	1,941,183	48,568,399
Vertex Pharmaceuticals, Inc.*	100,707	43,644,400
Verve Therapeutics, Inc.*	2,912,709	31,515,511
Total Biotechnology		997,419,270
Chemicals – 3.7%
Ginkgo Bioworks Holdings, Inc.*	50,199,129	60,740,946
Electronic Equipment, Instruments & Components – 1.6%
908 Devices, Inc.*†	3,644,629	25,803,973
Health Care Equipment & Supplies – 1.3%
Butterfly Network, Inc.*†	11,621,014	10,471,695
Cerus Corp.*	5,913,672	10,703,746
Total Health Care Equipment & Supplies		21,175,441
Health Care Providers & Services – 4.6%
Accolade, Inc.*†	5,773,197	65,352,590
Guardant Health, Inc.*	371,516	8,147,346
Invitae Corp.*	8,354,015	3,258,066
Total Health Care Providers & Services		76,758,002
Health Care Technology – 11.0%
Schrodinger, Inc.*	2,590,832	68,527,506
Teladoc Health, Inc.*	3,773,575	73,320,562
Veeva Systems, Inc., Class A*	192,424	39,910,662
Total Health Care Technology		181,758,730
Investments	Shares	Value
Life Sciences Tools & Services – 13.6%
10X Genomics, Inc., Class A*	1,296,562	$54,027,739
Adaptive Biotechnologies Corp.*†	10,871,678	39,899,058
Pacific Biosciences of California, Inc.*	11,216,232	73,017,670
Personalis, Inc.*†	5,594,307	7,496,372
Quantum-Si, Inc.*†	13,137,145	20,493,946
Standard Biotools, Inc.*	13,415,701	30,453,641
Total Life Sciences Tools & Services		225,388,426
Pharmaceuticals – 0.2%
Pfizer, Inc.	118,286	3,203,185
Semiconductors & Semiconductor Equipment – 1.2%
NVIDIA Corp.	33,157	20,400,507
Software – 2.2%
UiPath, Inc., Class A*	1,600,220	36,773,056
Total Common Stocks (Cost $5,326,384,169)		1,649,421,536
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.21%(b) (Cost $2,158,025)	2,158,025	2,158,025
Total Investments – 99.8% (Cost $5,328,542,194)		1,651,579,561
Other Assets in Excess of Liabilities – 0.2%		3,428,149
Net Assets – 100.0%		$1,655,007,710

*     Non-income producing security

†     Affiliated security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of January 31, 2024.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
January 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Common Stocks — 19.2%
Biotechnology — 9.0%
Arcturus Therapeutics Holdings, Inc.
68,837,324	14,331,214	(21,617,847)	(1,802,147)	(2,423,044)	—	—	1,738,717	57,325,500
CareDx, Inc.
75,455,294	16,977,404	(24,404,603)	(4,409,929)	(11,970,405)	—	—	6,033,617	51,647,761
Compass Pathways PLC^
23,469,503	5,036,059	(7,893,815)	68,680	4,378,305	—	—	2,223,490	25,058,732
Nurix Therapeutics, Inc.
22,662,383	11,788,641	(8,960,471)	934,968	(5,013,606)	—	—	2,710,369	21,411,915
Repare Therapeutics, Inc.
24,961,228	7,657,831	(7,470,757)	(650,828)	(6,512,199)	—	—	2,750,042	17,985,275
Twist Bioscience Corp.^
72,213,227	23,197,063	(31,893,549)	3,420,267	19,327,830	—	—	2,662,495	86,264,838
Electronic Equipment, Instruments & Components — 1.6%
908 Devices, Inc.
28,538,589	9,076,997	(11,199,117)	(1,360,507)	748,011	—	—	3,644,629	25,803,973
Health Care Equipment & Supplies — 0.6%
Butterfly Network, Inc.
33,824,279	4,022,379	(5,972,001)	(1,568,681)	(19,834,281)	—	—	11,621,014	10,471,695
Health Care Providers & Services — 3.9%
Accolade, Inc.
89,210,554	24,106,739	(27,914,217)	1,933,906	(21,984,392)	—	—	5,773,197	65,352,590
Health Care Technology — 0.0%
Schrodinger, Inc.^
183,463,620	25,659,768	(54,139,834)	(24,064,275)	(62,391,773)	—	—	2,590,832	68,527,506
Life Sciences Tools & Services — 4.1%
Adaptive Biotechnologies Corp.
93,226,864	23,306,420	(22,238,592)	(2,094,964)	(52,300,670)	—	—	10,871,678	39,899,058
Codexis, Inc.^
12,541,558	120,195	(6,342,749)	(62,218,482)	55,899,478	—	—	—	—
Personalis, Inc.
13,973,286	2,900,045	(3,607,839)	(67,451)	(5,701,669)	—	—	5,594,307	7,496,372
Quantum-Si, Inc.
57,609,356	7,302,002	(10,004,523)	(155,437)	(34,257,452)	—	—	13,137,145	20,493,946
SomaLogic, Inc.^
32,105,075	9,611,802	(123,265,543)	(63,466)	81,612,132	—	—	—	—
Standard Biotools, Inc.^
—	116,446,198	(5,134,989)	(153,170)	(80,704,398)	—	—	13,415,701	30,453,641
$832,092,140	$301,540,757	$(372,060,446)	$(92,251,516)	$(141,128,133)	$ —	$ —	84,767,233	$528,192,802

^     As of January 31, 2024, the company was no longer considered to be an affiliated security.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Genomic Revolution ETF
January 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,649,421,536	$ —	$ —	$1,649,421,536
Money Market Fund	2,158,025	—	—	2,158,025
Total	$1,651,579,561	$ —	$ —	$1,651,579,561

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Autonomous Technology & Robotics ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 20.7%
AeroVironment, Inc.*	318,110	$38,376,791
Archer Aviation, Inc., Class A*	7,420,110	35,839,131
Elbit Systems Ltd. (Israel)	75,275	15,566,870
Kratos Defense & Security Solutions, Inc.*	4,464,085	75,576,959
Lockheed Martin Corp.	21,972	9,434,997
Rocket Lab USA, Inc.*	3,542,384	17,180,562
Total Aerospace & Defense		191,975,310
Automobile Components – 1.8%
Magna International, Inc. (Canada)	298,901	16,992,522
Automobiles – 11.1%
BYD Co. Ltd. (China)(a)	171,286	7,694,167
Tesla, Inc.*	508,939	95,319,185
Total Automobiles		103,013,352
Diversified Consumer Services – 0.1%
2U, Inc.*	654,477	556,764
Diversified Telecommunication – 7.1%
Iridium Communications, Inc.	1,828,675	66,307,756
Electronic Equipment, Instruments & Components – 9.0%
Teledyne Technologies, Inc.*	29,422	12,312,224
Trimble, Inc.*	1,327,490	67,516,142
Vuzix Corp.*	2,366,666	3,952,332
Total Electronic Equipment, Instruments & Components		83,780,698
Health Care Equipment & Supplies – 1.7%
Intuitive Surgical, Inc.*	40,535	15,331,148
Interactive Media & Services – 2.5%
Alphabet, Inc., Class C*	165,158	23,419,404
Machinery – 11.6%
3D Systems Corp.*	1,757,291	8,417,424
Caterpillar, Inc.	63,884	19,185,004
Deere & Co.	87,058	34,264,288
Komatsu Ltd. (Japan)(a)	1,269,256	36,072,255
Markforged Holding Corp.*†	11,280,629	7,638,114
Stratasys Ltd.*	5,948	78,633
Velo3D, Inc.*	7,564,898	2,371,595
Total Machinery		108,027,313
Oil, Gas & Consumable Fuels – 1.6%
Cameco Corp. (Canada)	311,766	14,886,826
Passenger Airlines – 2.8%
Blade Air Mobility, Inc.*†	4,760,135	14,185,202
Joby Aviation, Inc.*	2,200,637	12,015,478
Total Passenger Airlines		26,200,680
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 14.9%
Advanced Micro Devices, Inc.*	107,908	$18,095,093
NVIDIA Corp.	49,914	30,710,587
QUALCOMM, Inc.	35,337	5,247,898
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	184,241	20,811,863
Teradyne, Inc.	659,170	63,669,230
Total Semiconductors & Semiconductor Equipment		138,534,671
Software – 14.9%
ANSYS, Inc.*	38,078	12,483,111
Materialise NV (Belgium)*(a)	948,124	5,375,863
Synopsys, Inc.*	28,376	15,134,339
UiPath, Inc., Class A*	3,817,129	87,717,624
Unity Software, Inc.*	537,969	17,430,196
Total Software		138,141,133
Total Common Stocks (Cost $1,425,290,020)		927,167,577
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund 5.21%(b) (Cost $2,228,590)	2,228,590	2,228,590
Total Investments – 100.0% (Cost $1,427,518,610)		929,396,167
Liabilities in Excess of Other Assets – (0.0)%(c)		(386,625)
Net Assets – 100.0%		$929,009,542

†      Affiliated security

*      Non-income producing security

(a)   American Depositary Receipt

(b)   Rate shown represents annualized 7-day yield as of January 31, 2024.

(c)   Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Autonomous Technology & Robotics ETF
January 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Common Stocks — 2.3%
Machinery — 0.8%
Markforged Holding Corp.
24,905,366	1,033,667	(1,420,428)	(223,169)	(16,657,322)	—	—	11,280,629	7,638,114
Passenger Airlines — 1.5%
Blade Air Mobility, Inc.
22,198,478	141,557	(1,790,309)	(1,769,253)	(4,595,271)	—	—	4,760,135	14,185,202
$47,103,844	$1,175,224	$(3,210,737)	$(1,992,422)	$(21,252,593)	$ —	$ —	16,040,764	$21,823,316

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$927,167,577	$ —	$ —	$927,167,577
Money Market Fund	2,228,590	—	—	2,228,590
Total	$929,396,167	$ —	$ —	$929,396,167

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Innovation ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.9%
Aerospace & Defense – 0.8%
Archer Aviation, Inc., Class A*†	12,999,367	$62,786,943
Automobiles – 8.0%
Tesla, Inc.*	3,203,328	599,951,301
Biotechnology – 16.3%
Beam Therapeutics, Inc.*†	6,000,363	146,408,857
CRISPR Therapeutics AG (Switzerland)*†	5,984,984	376,754,743
Exact Sciences Corp.*	2,296,932	150,219,353
Intellia Therapeutics, Inc.*†	7,517,816	179,074,377
Recursion Pharmaceuticals, Inc., Class A*†	12,877,053	121,173,069
Twist Bioscience Corp.*†	3,491,286	113,117,666
Veracyte, Inc.*†	4,070,762	101,850,465
Verve Therapeutics, Inc.*	3,086,708	33,398,180
Total Biotechnology		1,221,996,710
Capital Markets – 11.8%
Coinbase Global, Inc., Class A*	5,233,526	670,938,033
Robinhood Markets, Inc., Class A*	20,292,596	217,942,481
Total Capital Markets		888,880,514
Chemicals – 2.0%
Ginkgo Bioworks Holdings, Inc.*†	123,410,876	149,327,160
Diversified Consumer Services – 0.1%
2U, Inc.*†	6,246,665	5,314,038
Entertainment – 12.0%
ROBLOX Corp., Class A*	8,160,341	316,702,834
Roku, Inc.*†	6,675,396	587,835,372
Total Entertainment		904,538,206
Financial Services – 6.3%
Block, Inc.*	7,294,940	474,244,049
Health Care Equipment & Supplies – 0.3%
Cerus Corp.*†	12,717,509	23,018,691
Health Care Providers & Services – 0.1%
Invitae Corp.*†	18,151,368	7,079,034
Health Care Technology – 3.1%
Teladoc Health, Inc.*†	11,841,315	230,076,750
Hotels, Restaurants & Leisure – 3.4%
DraftKings, Inc., Class A*	6,476,449	252,905,334
Interactive Media & Services – 1.4%
Meta Platforms, Inc., Class A*	200,043	78,044,776
Pinterest, Inc., Class A*	744,340	27,890,420
Total Interactive Media & Services		105,935,196
IT Services – 7.3%
Shopify, Inc., Class A (Canada)*	3,438,995	275,360,330
Twilio, Inc., Class A*	3,888,253	273,460,833
Total IT Services		548,821,163
Investments	Shares	Value
Life Sciences Tools & Services – 3.4%
10X Genomics, Inc., Class A*	3,255,116	$135,640,684
Pacific Biosciences of California, Inc.*†	18,508,246	120,488,681
Total Life Sciences Tools & Services		256,129,365
Media – 1.4%
Trade Desk, Inc. (The), Class A*	1,527,179	104,504,859
Semiconductors & Semiconductor Equipment – 1.0%
Teradyne, Inc.	799,942	77,266,398
Software – 21.2%
PagerDuty, Inc.*†	7,534,053	178,406,375
Palantir Technologies, Inc., Class A*	8,210,888	132,113,188
UiPath, Inc., Class A*	21,133,656	485,651,415
Unity Software, Inc.*	8,328,552	269,845,085
Zoom Video Communications, Inc., Class A*	8,066,031	521,146,263
Total Software		1,587,162,326
Total Common Stocks (Cost $16,502,458,212)		7,499,938,037
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.21%(a) (Cost $15,420,867)	15,420,867	15,420,867
Total Investments – 100.1% (Cost $16,517,879,079)		7,515,358,904
Liabilities in Excess of Other Assets – (0.1)%		(11,110,783)
Net Assets – 100.0%		$7,504,248,121

†     Affiliated security

*     Non-income producing security

(a)   Rate shown represents annualized 7-day yield as of January 31, 2024.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
January 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Common Stocks — 32.0%
Aerospace & Defense — 0.8%
Archer Aviation, Inc.
—	121,459,761	(46,721,360)	3,354,965	(15,306,423)	—	—	12,999,367	62,786,943
Biotechnology — 13.8%
Beam Therapeutics, Inc.
187,666,293	110,330,450	(114,197,188)	578,322	(37,969,020)	—	—	6,000,363	146,408,857
CRISPR Therapeutics AG
302,287,216	260,428,162	(224,871,904)	14,374,708	24,536,561	—	—	5,984,984	376,754,743
Intellia Therapeutics, Inc.
286,103,983	189,170,348	(167,536,687)	1,365,851	(130,029,118)	—	—	7,517,816	179,074,377
Recursion Pharmaceuticals, Inc.
—	129,753,506	(28,981,017)	10,101,709	10,298,871	—	—	12,877,053	121,173,069
Twist Bioscience Corp.
90,859,200	58,171,254	(66,493,577)	(200,421)	30,781,210	—	—	3,491,286	113,117,666
Veracyte, Inc.
124,735,243	66,681,370	(78,461,968)	(3,523,856)	(7,580,324)	—	—	4,070,762	101,850,465
Chemicals — 2.0%
Ginkgo Bioworks Holdings, Inc.
288,528,574	156,816,423	(143,967,030)	8,423,140	(160,473,947)	—	—	123,410,876	149,327,160
Diversified Consumer Services — 0.1%
2U, Inc.
28,757,020	10,491,081	(9,279,415)	(884,659)	(23,769,989)	—	—	6,246,665	5,314,038
Entertainment — 7.8%
Roku, Inc.
875,800,633	421,144,015	(630,589,377)	(468,102,331)	389,582,432	—	—	6,675,396	587,835,372
Health Care Equipment & Supplies — 0.3%
Cerus Corp.
41,127,633	15,256,218	(16,810,706)	(686,302)	(15,868,152)	—	—	12,717,509	23,018,691
Health Care Providers & Services — 0.1%
Invitae Corp.
27,488,455	8,829,700	(9,514,036)	(986,486)	(18,738,599)	—	—	18,151,368	7,079,034
Health Care Technology — 3.1%
Teladoc Health, Inc.
365,234,882	165,881,230	(178,186,433)	805,389	(123,658,318)	—	—	11,841,315	230,076,750
Life Sciences Tools & Services — 1.6%
Pacific Biosciences of California, Inc.
189,323,805	149,211,303	(112,352,629)	5,826,006	(111,519,804)	—	—	18,508,246	120,488,681
Software — 2.4%
PagerDuty, Inc.
213,407,887	137,554,738	(157,855,295)	(9,951,113)	(4,749,842)	—	—	7,534,053	178,406,375
UiPath, Inc.^
522,311,927	333,837,910	(505,129,080)	(209,818,130)	344,448,788	—	—	21,133,656	485,651,415
$3,543,632,751	$2,335,017,469	$(2,490,947,702)	$(649,323,208)	$149,984,326	$ —	$ —	279,160,715	$2,888,363,636

^     As of January 31, 2024, the company was no longer considered to be an affiliated security.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Innovation ETF
January 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$7,499,938,037	$ —	$ —	$7,499,938,037
Money Market Fund	15,420,867	—	—	15,420,867
Total	$7,515,358,904	$ —	$ —	$7,515,358,904

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Next Generation Internet ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 92.7%
Automobiles – 5.4%
Tesla, Inc.*	439,984	$82,404,603
Banks – 0.8%
NU Holdings Ltd., Class A (Brazil)*	1,360,437	11,713,363
Biotechnology – 1.1%
Veracyte, Inc.*	676,187	16,918,199
Broadline Retail – 1.3%
MercadoLibre, Inc. (Brazil)*	12,008	20,555,415
Capital Markets – 13.2%
Coinbase Global, Inc., Class A*	1,042,818	133,689,267
Robinhood Markets, Inc., Class A*	6,328,136	67,964,181
Total Capital Markets		201,653,448
Diversified Consumer Services – 0.1%
2U, Inc.*	1,185,844	1,008,798
Electronic Equipment Instruments & Components – 0.4%
Vuzix Corp.*†	3,168,037	5,290,622
Entertainment – 13.8%
ROBLOX Corp., Class A*	1,618,565	62,816,507
Roku, Inc.*	1,446,399	127,369,896
Spotify Technology SA*	96,251	20,727,653
Total Entertainment		210,914,056
Financial Services – 10.0%
Adyen NV (Netherlands)*(a)	1,519,909	19,059,659
Block, Inc.*	1,849,056	120,207,130
Toast, Inc., Class A*	728,652	12,948,146
Total Financial Services		152,214,935
Health Care Technology – 2.2%
Teladoc Health, Inc.*	1,725,571	33,527,845
Hotels, Restaurants & Leisure – 7.2%
DraftKings, Inc., Class A*	1,658,200	64,752,710
Genius Sports Ltd. (United Kingdom)*	6,616,371	44,395,849
Total Hotels, Restaurants & Leisure		109,148,559
Interactive Media & Services – 3.3%
Meta Platforms, Inc., Class A*	73,684	28,747,076
Nextdoor Holdings, Inc.*†	10,132,504	15,401,406
Pinterest, Inc., Class A*	167,207	6,265,246
Total Interactive Media & Services		50,413,728
IT Services – 7.8%
Cloudflare, Inc., Class A*	414,019	32,728,202
Shopify, Inc., Class A (Canada)*	561,303	44,943,531
Twilio, Inc., Class A*	578,994	40,720,648
Total IT Services		118,392,381
Investments	Shares	Value
Media – 1.5%
Trade Desk, Inc. (The), Class A*	327,357	$22,401,040
Semiconductors & Semiconductor Equipment – 3.1%
Advanced Micro Devices, Inc.*	94,787	15,894,832
NVIDIA Corp.	26,571	16,348,339
QUALCOMM, Inc.	57,055	8,473,238
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	56,225	6,351,176
Total Semiconductors & Semiconductor Equipment		47,067,585
Software – 20.3%
Crowdstrike Holdings, Inc., Class A*	107,530	31,452,525
Microsoft Corp.	40,017	15,909,959
PagerDuty, Inc.*	1,248,275	29,559,152
Palantir Technologies, Inc., Class A*	1,439,261	23,157,710
UiPath, Inc., Class A*	2,848,698	65,463,080
Unity Software, Inc.*	1,950,911	63,209,516
Zoom Video Communications, Inc., Class A*	1,239,233	80,066,844
Total Software		308,818,786
Technology Hardware, Storage & Peripherals – 1.2%
Pure Storage, Inc., Class A*	457,161	18,281,868
Total Common Stocks (Cost $2,595,805,563)		1,410,725,231
EXCHANGE – TRADED FUNDS – 7.3%
Financials – 7.3%
ARK 21Shares Active Bitcoin Futures Strategy ETF†	18,796	791,121
ARK 21Shares Bitcoin ETF†	2,480,644	105,551,402
Proshares Bitcoin Strategy ETF	286,475	5,878,467
Total Financials		112,220,990
Total Exchange – Traded Funds (Cost $108,551,096)		112,220,990
MONEY MARKET FUND – 0.3%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.21%(b) (Cost $4,186,792)	4,186,792	4,186,792
Total Investments – 100.3% (Cost $2,708,543,451)		1,527,133,013
Liabilities in Excess of Other Assets – (0.3)%		(4,097,375)
Net Assets – 100.0%		$1,523,035,638

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)   Rate shown represents annualized 7-day yield as of January 31, 2024.
See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Next Generation Internet ETF
January 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Exchange — Traded Funds — 7.0%
Financials — 7.0%
ARK 21Shares Active Bitcoin Futures Strategy ETF
—	867,329	(51,082)	(1,131)	(23,995)	3,437	—	18,796	791,121
ARK 21Shares Bitcoin ETF
—	101,659,844	—	—	3,891,558	—	—	2,480,644	105,551,402
Common Stocks — 1.4%
Electronic Equipment Instruments & Components – 0.4%
Vuzix Corp.
19,329,832	820,915	(2,418,556)	(6,263,684)	(6,177,885)	—	—	3,168,037	5,290,622
Interactive Media & Services — 1.0%
Nextdoor Holdings, Inc.
22,546,330	7,509,677	(2,634,033)	51,814	(12,072,382)	—	—	10,132,504	15,401,406
$41,876,162	$110,857,765	$(5,103,671)	$(6,213,001)	$(14,382,704)	$3,437	$ —	15,979,981	$127,034,551

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•     Level 1 – Quoted prices in active markets for identical assets.

•     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•     Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,410,725,231	$ —	$ —	$1,410,725,231
Exchange – Traded Funds	$ 112,220,990	$ —	$ —	$ 112,220,990
Money Market Fund	4,186,792	—	—	4,186,792
Total	$1,527,133,013	$ —	$ —	$1,527,133,013

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Fintech Innovation ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 100.1%
Banks – 1.9%
NU Holdings Ltd., Class A (Brazil)*	2,275,150	$19,589,041
Broadline Retail – 8.0%
Global-e Online Ltd. (Israel)*	1,076,080	40,643,542
MercadoLibre, Inc. (Brazil)*	24,199	41,424,090
Total Broadline Retail		82,067,632
Capital Markets – 16.4%
Coinbase Global, Inc., Class A*	899,835	115,358,847
Intercontinental Exchange, Inc.	66,176	8,426,190
Robinhood Markets, Inc., Class A*	4,178,755	44,879,829
Total Capital Markets		168,664,866
Consumer Finance – 3.4%
Kaspi.KZ JSC (Kazakhstan)(a)	162,799	14,977,508
SoFi Technologies, Inc.*	2,505,352	19,616,906
Total Consumer Finance		34,594,414
Entertainment – 5.0%
ROBLOX Corp., Class A*	614,549	23,850,647
Roku, Inc.*	313,499	27,606,722
Total Entertainment		51,457,369
Financial Services – 19.7%
Adyen NV (Netherlands)*(b)	38,374	48,570,379
AvidXchange Holdings, Inc.*	1,053,909	11,550,843
Block, Inc.*	1,262,577	82,080,131
StoneCo Ltd., Class A (Brazil)*	1,652,484	28,406,200
Toast, Inc., Class A*	1,819,928	32,340,120
Total Financial Services		202,947,673
Health Care Technology – 1.7%
Teladoc Health, Inc.*	901,504	17,516,223
Hotels, Restaurants & Leisure – 6.9%
DraftKings, Inc., Class A*	1,816,644	70,939,948
Insurance – 2.6%
Discovery Ltd. (South Africa)	3,544,782	26,228,263
Interactive Media & Services – 4.3%
LY Corp. (Japan)	5,374,814	16,871,613
Meta Platforms, Inc., Class A*	15,828	6,175,136
Pinterest, Inc., Class A*	563,350	21,108,725
Total Interactive Media & Services		44,155,474
IT Services – 14.8%
Shopify, Inc., Class A (Canada)*	1,234,709	98,863,150
Twilio, Inc., Class A*	760,146	53,461,068
Total IT Services		152,324,218
Investments	Shares	Value
Real Estate Management & Development – 0.5%
Zillow Group, Inc., Class C*	87,736	$4,986,914
Semiconductors & Semiconductor Equipment – 1.2%
NVIDIA Corp.	20,740	12,760,700
Software – 13.7%
BILL Holdings Inc*	249,243	19,453,416
Crowdstrike Holdings, Inc., Class A*	26,133	7,643,902
Intuit, Inc.	61,633	38,910,762
Palantir Technologies, Inc., Class A*	794,729	12,787,190
UiPath, Inc., Class A*	2,713,635	62,359,332
Total Software		141,154,602
Total Common Stocks (Cost $1,582,200,987)		1,029,387,337
MONEY MARKET FUND – 0.0%(c)
Goldman Sachs Financial Square Treasury Obligations Fund, 5.21%(d) (Cost $200,412)	200,412	200,412
Total Investments – 100.1% (Cost $1,582,401,399)		1,029,587,749
Liabilities in Excess of Other Assets – (0.1)%		(518,605)
Net Assets – 100.0%		$1,029,069,144

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Less than 0.05%

(d)  Rate shown represents annualized 7-day yield as of January 31, 2024.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Fintech Innovation ETF
January 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•     Level 1 – Quoted prices in active markets for identical assets.

•     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•     Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,029,387,337	$ —	$ —	$1,029,387,337
Money Market Fund	200,412	—	—	200,412
Total	$1,029,587,749	$ —	$ —	$1,029,587,749

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Space Exploration & Innovation ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 94.8%
Aerospace & Defense – 36.3%
AeroVironment, Inc.*	164,944	$19,898,844
Airbus SE (France)	22,175	3,541,942
Archer Aviation, Inc., Class A*	1,942,781	9,383,632
Elbit Systems Ltd. (Israel)	20,723	4,285,516
HEICO Corp.	18,213	3,270,873
Kratos Defense & Security Solutions, Inc.*	1,134,348	19,204,512
L3Harris Technologies, Inc.	62,980	13,126,292
Lockheed Martin Corp.	6,324	2,715,589
Mynaric AG (Germany)*(a)	553,743	3,045,586
Rocket Lab USA, Inc.*	1,117,071	5,417,794
Spirit AeroSystems Holdings, Inc., Class A*	43,017	1,181,247
Thales SA (France)	37,820	5,532,012
Total Aerospace & Defense		90,603,839
Air Freight & Logistics – 1.1%
JD Logistics, Inc. (China)*(b)	3,217,854	2,798,867
Broadline Retail – 3.1%
Amazon.com, Inc.*	50,270	7,801,904
Diversified Telecommunication – 7.7%
Iridium Communications, Inc.	528,061	19,147,492
Electronic Equipment, Instruments & Components – 9.9%
Teledyne Technologies, Inc.*	7,132	2,984,528
Trimble, Inc.*	425,101	21,620,637
Total Electronic Equipment, Instruments & Components		24,605,165
Household Durables – 2.2%
Garmin Ltd.	46,402	5,544,575
Industrial Conglomerates – 1.6%
Honeywell International, Inc.	19,504	3,944,879
Interactive Media & Services – 2.1%
Alphabet, Inc., Class C*	36,546	5,182,223
Machinery – 9.5%
3D Systems Corp.*	289,422	1,386,331
Deere & Co.	18,797	7,398,123
Komatsu Ltd. (Japan)	421,188	12,148,003
Markforged Holding Corp.*	3,005,458	2,034,996
Stratasys Ltd.*	790	10,444
Velo3D, Inc.*	2,416,618	757,610
Total Machinery		23,735,507
Passenger Airlines – 4.3%
Blade Air Mobility, Inc.*	1,567,803	4,672,053
Joby Aviation, Inc.*	1,123,034	6,131,765
Total Passenger Airlines		10,803,818
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 4.2%
Teradyne, Inc.	108,219	$10,452,873
Software – 12.8%
ANSYS, Inc.*	10,412	3,413,366
Dassault Systemes SE (France)	190,426	9,926,402
Synopsys, Inc.*	7,374	3,932,923
UiPath, Inc., Class A*	462,862	10,636,569
Unity Software, Inc.*	126,127	4,086,515
Total Software		31,995,775
Total Common Stocks (Cost $337,370,890)		236,616,917
EXCHANGE-TRADED FUND – 5.0%
Equity Fund – 5.0%
The 3D Printing ETF*† (Cost $22,338,704)	568,963	12,477,359
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund 5.21%(c) (Cost $568,594)	568,594	568,594
Total Investments – 100.0% (Cost $360,278,188)		249,662,870
Other Assets in Excess of Liabilities – 0.0%(d)		2,266
Net Assets – 100.0%		$249,665,136

†     Affiliated security

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of January 31, 2024.

(d)  Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) ARK Space Exploration & Innovation ETF
January 31, 2024 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Exchange-Traded Fund — 5.0%
Equity Fund — 5.0%
The 3D Printing ETF 16,332,566	—	(2,095,286)	(1,896,649)	136,728	—	—	568,963	12,477,359
$16,332,566	$ —	$(2,095,286)	$(1,896,649)	$136,728	$ —	$ —	568,963	$12,477,359

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•     Level 1 – Quoted prices in active markets for identical assets.

•     Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•     Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$236,616,917	$ —	$ —	$236,616,917
Exchange – Traded Fund	12,477,359	—	—	12,477,359
Money Market Fund	568,594	—	—	568,594
Total	$249,662,870	$ —	$ —	$249,662,870

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments The 3D Printing ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 3.3%
Hexcel Corp.	2,052	$136,232
L3Harris Technologies, Inc.	10,860	2,263,441
Moog, Inc., Class A	15,891	2,221,562
Total Aerospace & Defense		4,621,235
Air Freight & Logistics – 1.4%
United Parcel Service, Inc., Class B	14,274	2,025,481
Automobile Components – 1.6%
Cie Generale des Etablissements Michelin SCA (France)	66,892	2,227,974
Chemicals – 0.8%
5N Plus, Inc. (Canada)*	54,896	149,443
Arkema SA (France)	1,404	153,702
Avient Corp.	4,165	150,815
Koninklijke DSM NV (Netherlands)	1,409	149,346
DuPont de Nemours, Inc.	2,069	127,864
Eastman Chemical Co.	1,745	145,795
Evonik Industries AG (Germany)	8,143	150,878
Toray Industries, Inc. (Japan)	31,188	156,915
Total Chemicals		1,184,758
Electrical Equipment – 1.7%
AMETEK, Inc.	14,191	2,299,651
SGL Carbon SE (Germany)*	23,584	149,992
Total Electrical Equipment		2,449,643
Electronic Equipment, Instruments & Components – 9.6%
FARO Technologies, Inc.*	254,778	5,768,174
Hexagon AB, Class B (Sweden)	214,304	2,347,600
Jabil, Inc.	1,171	146,715
Renishaw PLC (United Kingdom)	120,041	5,330,558
Total Electronic Equipment, Instruments & Components		13,593,047
Health Care Equipment & Supplies – 9.1%
Align Technology, Inc.*	8,656	2,313,922
DENTSPLY SIRONA, Inc.	147,295	5,118,501
Straumann Holding AG (Switzerland)	35,723	5,480,880
Total Health Care Equipment & Supplies		12,913,303
Household Durables – 4.0%
Nikon Corp. (Japan)	541,404	5,582,148
Investments	Shares	Value
Industrial Conglomerates – 5.5%
3M Co.	1,426	$134,543
General Electric Co.	17,489	2,315,893
Siemens AG (Germany)	29,858	5,378,332
Total Industrial Conglomerates		7,828,768
Life Sciences Tools & Services – 4.8%
BICO Group AB (Sweden)*	1,169,293	6,707,902
Machinery – 21.7%
3D Systems Corp.*	1,102,689	5,281,880
Desktop Metal, Inc., Class A*	7,824,332	5,075,644
Kennametal, Inc.	6,231	152,784
Lincoln Electric Holdings, Inc.	10,369	2,304,199
Markforged Holding Corp.*	5,914,670	4,004,823
OC Oerlikon Corp. AG (Switzerland)	561,719	2,457,907
Proto Labs, Inc.*	148,074	5,343,991
Sandvik AB (Sweden)	7,685	162,021
Stratasys Ltd.*	397,309	5,252,425
Velo3D, Inc.*	2,054,556	644,103
Total Machinery		30,679,777
Metals & Mining – 2.0%
ATI Inc.*	3,565	145,702
Carpenter Technology Corp.	2,302	141,780
Kaiser Aluminum Corp.	36,691	2,381,246
voestalpine AG (Austria)	5,157	153,819
Total Metals & Mining		2,822,547
Software – 22.2%
Altair Engineering, Inc., Class A*	60,571	5,149,746
ANSYS, Inc.*	15,468	5,070,874
Autodesk, Inc.*	21,091	5,353,107
Dassault Systemes SE (France)	104,137	5,428,386
Materialise NV (Belgium)*(a)	888,611	5,038,424
PTC, Inc.*	29,784	5,380,480
Total Software		31,421,017
Technology Hardware, Storage & Peripherals – 8.2%
Eastman Kodak Co.*	44,754	154,401
HP, Inc.	185,170	5,316,231
Nano Dimension Ltd. (Israel)*(a)	2,445,106	5,868,255
Xerox Holdings Corp.	9,503	175,425
Total Technology Hardware, Storage & Peripherals		11,514,312

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) The 3D Printing ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
Trading Companies & Distributors – 3.8%
Xometry, Inc., Class A*	164,344	$5,288,590
Total Common Stocks (Cost $199,948,851)		140,860,502
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $199,584)	1,884	144,762
MONEY MARKET FUND – 0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.21%(b) (Cost $139,810)	139,810	139,810
Total Investments – 99.9% (Cost $200,288,245)		141,145,074
Other Assets in Excess of Liabilities – 0.1%		188,057
Net Assets – 100.0%		$141,333,131

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of January 31, 2024

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$141,009,848	$149,346	$ —	$140,860,502
Preferred Stock‡	144,762	—	—	144,762
Money Market Fund	139,810	—	—	139,810
Total	$140,995,728	$149,346	$ —	$141,145,074

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments ARK Israel Innovative Technology ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 2.1%
Elbit Systems Ltd. (Israel)	10,847	$2,239,131
Automobile Components – 1.9%
Mobileye Global, Inc., Class A (Israel)*	79,545	2,057,034
Biotechnology – 2.3%
Gamida Cell Ltd. (Israel)*	1,554	598
UroGen Pharma Ltd.*	153,371	2,407,925
Total Biotechnology		2,408,523
Communications Equipment – 6.3%
AudioCodes Ltd. (Israel)	193,483	2,165,075
Ceragon Networks Ltd. (Israel)*	2,196	5,402
Gilat Satellite Networks Ltd. (Israel)*	376,027	2,380,251
Ituran Location and Control Ltd. (Israel)	86,883	2,161,649
Total Communications Equipment		6,712,377
Diversified Telecommunication – 2.2%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,732,139	2,297,331
Electronic Equipment, Instruments & Components – 4.4%
Nayax Ltd. (Israel)*	100,334	2,460,662
Telsys Ltd. (Israel)	33,310	2,172,421
Total Electronic Equipment, Instruments & Components		4,633,083
Entertainment – 2.1%
Playtika Holding Corp.*	305,886	2,208,497
Health Care Equipment & Supplies – 4.1%
Inmode Ltd.*	96,986	2,297,599
Nano-X Imaging Ltd. (Israel)*	385,255	2,095,787
Total Health Care Equipment & Supplies		4,393,386
Hotels, Restaurants & Leisure – 4.2%
Fattal Holdings 1998 Ltd. (Israel)*	20,135	2,293,494
NEOGAMES SA (Israel)*	78,905	2,207,762
Total Hotels, Restaurants & Leisure		4,501,256
Interactive Media & Services – 2.4%
Taboola.com Ltd. (Israel)*	552,763	2,609,041
IT Services – 6.4%
Matrix IT Ltd. (Israel)	119,969	2,266,017
One Software Technologies Ltd. (Israel)	180,582	2,274,757
Wix.com Ltd. (Israel)*	18,022	2,286,631
Total IT Services		6,827,405
Life Sciences Tools & Services – 2.6%
Compugen Ltd. (Israel)*	1,089,358	2,806,006
Machinery – 2.1%
Stratasys Ltd.*	167,247	2,211,005
Media – 2.2%
Perion Network Ltd. (Israel)*	78,349	2,307,378
Investments	Shares	Value
Personal Care Products – 2.0%
Oddity Tech Ltd., Class A (Israel)*	51,778	$2,138,431
Pharmaceuticals – 4.4%
Taro Pharmaceutical Industries Ltd.*	52,873	2,276,183
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	201,386	2,436,771
Total Pharmaceuticals		4,712,954
Professional Services – 6.7%
Danel Adir Yeoshua Ltd. (Israel)	25,637	2,221,604
Fiverr International Ltd.*	90,401	2,433,595
Hilan Ltd. (Israel)	43,931	2,449,610
Total Professional Services		7,104,809
Semiconductors & Semiconductor Equipment – 6.4%
Camtek Ltd. (Israel)*	29,243	2,276,275
Nova Ltd. (Israel)*	16,213	2,347,804
Tower Semiconductor Ltd. (Israel)*	76,966	2,220,469
Valens Semiconductor Ltd. (Israel)*	3,224	7,480
Total Semiconductors & Semiconductor Equipment		6,852,028
Software – 30.7%
Cellebrite DI Ltd. (Japan)*	269,900	2,439,896
Check Point Software Technologies Ltd. (Israel)*	14,068	2,235,827
Cognyte Software Ltd. (Israel)*	382,979	2,711,491
CyberArk Software Ltd.*	9,782	2,283,901
JFrog Ltd. (Israel)*	67,288	2,188,879
Magic Software Enterprises Ltd. (Israel)	205,901	2,090,761
Monday.com Ltd.*	11,622	2,441,085
Nice Ltd. (Israel)*(a)	10,851	2,258,093
Pagaya Technologies Ltd., Class A*	2,048,596	2,396,857
Radware Ltd. (Israel)*	130,854	2,392,011
Riskified Ltd., Class A*	510,641	2,343,843
Sapiens International Corp. NV (Israel)	81,976	2,237,945
SimilarWeb Ltd. (Israel)*	402,737	2,505,024
WalkMe Ltd. (Israel)*	210,150	2,164,545
Total Software		32,690,158
Wireless Telecommunication Services – 4.3%
Cellcom Israel Ltd. (Israel)*	553,029	2,274,124
Partner Communications Co. Ltd. (Israel)*	487,666	2,259,353
Total Wireless Telecommunication Services		4,533,477
Total Common Stocks (Cost $107,208,395)		106,243,310

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) ARK Israel Innovative Technology ETF
January 31, 2024 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND – 0.2%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.21%(b) (Cost $285,385)	285,385	$285,385
Total Investments – 100.0% (Cost $107,493,780)		106,528,695
Liabilities in Excess of Other Assets – (0.0)%(c)		(42,531)
Net Assets – 100.0%		$106,486,164

*     Non-income producing security

(a)   American Depositary Receipt

(b)  Rate shown represents annualized 7-day yield as of January 31, 2024.

(c)   Less than 0.05%

Country	Value	% of Net Assets
Israel	$ 80,502,924	75.6%
Japan	2,439,896	2.3
United States	23,585,875	22.1
Total Investments	106,528,695	100.0
Liabilities in Excess of Other Assets	(42,531)	(0.0)(c)
Net Assets	$106,486,164	100.0%

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of January 31, 2024, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$106,243,310	$ —	$ —	$106,243,310
Money Market Fund	285,385	—	—	285,385
Total	$106,528,695	$ —	$ —	$106,528,695

‡     Please refer to the Schedule of Investments to view securities segregated by industry type.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
January 31, 2024 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 1,333,691,476	$ 907,572,851	$ 5,112,646,683	$ 1,400,098,462
Investments in affiliated securities at fair value (Note 2)	317,888,085	21,823,316	2,402,712,221	127,034,551
Receivables:
Dividends and interest	68,421	226,593	49,431	4,530
Capital shares sold	—	—	18,750,595	—
Investment securities sold	59,040,280	7,558,269	167,126,025	9,160,890
Tax reclaims	5,173,433	44,776	1,778,642	—
Total Assets	1,715,861,695	937,225,805	7,703,063,597	1,536,298,433
LIABILITIES:
Payables:
Capital shares purchased	59,250,693	5,248,614	137,323,203	7,052,099
Investment securities purchased	338,016	2,341,638	56,242,525	5,192,388
Management fees (Note 3)	1,265,276	626,011	5,249,748	1,018,308
Total Liabilities	60,853,985	8,216,263	198,815,476	13,262,795
NET ASSETS	$ 1,655,007,710	$ 929,009,542	$ 7,504,248,121	$ 1,523,035,638
NET ASSETS CONSIST OF:
Paid-in capital	$ 6,859,014,209	$1,766,653,889	$ 20,925,809,439	$ 3,923,586,796
Total accumulated loss	(5,204,006,499)	(837,644,347)	(13,421,561,318)	(2,400,551,158)
NET ASSETS	$ 1,655,007,710	$ 929,009,542	$ 7,504,248,121	$ 1,523,035,638
Shares outstanding no par value (unlimited shares authorized)	58,100,000	17,700,000	165,150,000	21,900,000
Net asset value, per share	$ 28.49	$ 52.49	$ 45.44	$ 69.55
Investments in non-affiliated securities at cost	$ 3,692,561,679	$1,272,281,757	$ 8,963,064,426	$ 2,492,609,606
Investments in affiliated securities at cost	$ 1,635,980,515	$ 155,236,853	$ 7,554,814,653	$ 215,933,845

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)
January 31, 2024 (Unaudited)
	ARK Fintech Innovation ETF	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at fair value (Note 2)	$ 1,029,587,749	$ 237,185,511	$ 141,145,074	$ 106,528,695
Investments in affiliated securities at fair value (Note 2)	—	12,477,359	—	—
Cash	—	—	594,464	351,331
Receivables:
Dividends and interest	3,396	30,541	29,901	588
Investment securities sold	5,349,096	644,301	—	—
Tax reclaims	17,779	118,626	248,762	—
Total Assets	1,034,958,020	250,456,338	142,018,201	106,880,614
LIABILITIES:
Due to custodian for foreign currency	7,785	4,090	9,863	860
Due to Broker	—	—	—	544
Payables:
Investment securities purchased	5,201,926	629,960	594,464	351,331
Management fees (Note 3)	679,165	157,152	79,512	40,857
Other accrued expenses	—	—	1,231	858
Total Liabilities	5,888,876	791,202	685,070	394,450
NET ASSETS	$ 1,029,069,144	$ 249,665,136	$ 141,333,131	$ 106,486,164
NET ASSETS CONSIST OF:
Paid-in capital	$ 2,751,960,601	$ 411,444,078	$ 389,906,900	$ 234,849,538
Total accumulated loss	(1,722,891,457)	(161,778,942)	(248,573,769)	(128,363,374)
NET ASSETS	$ 1,029,069,144	$ 249,665,136	$ 141,333,131	$ 106,486,164
Shares outstanding no par value (unlimited shares authorized)	40,250,000	17,500,000	6,400,000	5,450,000
Net asset value, per share	$ 25.57	$ 14.27	$ 22.08	$ 19.54
Investments in non-affiliated securities at cost	$ 1,582,401,399	$ 337,939,484	$ 200,288,245	$ 107,493,780
Investments in affiliated securities at cost	$ —	$ 22,338,704	$ —	$ —

See accompanying Notes to Financial Statements.

Statements of Operations
For the Six Months Ended January 31, 2024 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$ 325,398	$ 2,445,378	$ 361,031	$ 122,607
Affiliated dividend income	—	—	—	3,437
Foreign withholding tax	—	(216,844)	—	(9,011)
Total Income	325,398	2,228,534	361,031	117,033
EXPENSES:
Management fees (Note 3)	7,003,942	3,789,384	29,067,315	5,409,753
Overdraft expense	248	—	1,770	11
Total Expenses	7,004,190	3,789,384	29,069,085	5,409,764
Net Investment Loss	(6,678,792)	(1,560,850)	(28,708,054)	(5,292,731)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(285,201,847)	(68,663,784)	(621,382,776)	(402,734,110)
Investments in affiliated securities	(85,835,533)	—	(765,970,980)	(3,934,575)
In-kind redemptions – non-affiliated securities	26,547,101	20,225,309	444,569,791	50,406,838
In-kind redemptions – affiliated securities	(6,415,983)	(1,992,422)	116,647,772	(2,278,426)
Net realized loss	(350,906,262)	(50,430,897)	(826,136,193)	(358,540,273)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(479,434,831)	(52,997,492)	(511,544,072)	437,177,091
Investments in affiliated securities	212,050,242	(21,252,593)	458,113,212	(44,857,147)
Change in unrealized appreciation (depreciation)	(267,384,589)	(74,250,085)	(53,430,860)	392,319,944
Net realized and unrealized gain (loss) on investments and foreign currency translation	(618,290,851)	(124,680,982)	(879,567,053)	33,779,671
Net Increase (Decrease) in Net Assets Resulting From Operations	$(624,969,643)	$(126,241,832)	$(908,275,107)	$ 28,486,940

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)
For the Six Months Ended January 31, 2024 (Unaudited)
	ARK Fintech Innovation ETF	ARK Space Exploration & Innovation ETF	The 3D Printing ETF	ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$ 1,029,362	$ 803,457	$ 568,510	$ 229,433
Foreign withholding tax	(34,139)	(31,145)	(16,782)	(56,147)
Total Income	995,223	772,312	551,728	173,286
EXPENSES:
Management fees (Note 3)	3,536,587	990,192	487,332	222,929
Overdraft expense	1,087	154	467	345
Other expenses	—	—	7,479	4,644
Total Expenses	3,537,674	990,346	495,278	227,918
Less expense waivers and reimbursements	—	(42,125)(1)	—	—
Net Expenses	3,537,674	948,221	495,278	227,918
Net Investment Income (Loss)	(2,542,451)	(175,909)	56,450	(54,632)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(108,738,925)	(14,849,431)	(13,646,410)	(9,570,181)
Investments in affiliated securities	—	(898,095)	—	—
Foreign currency transactions	26,690	(4,231)	(3,662)	(14,119)
In-kind redemptions – non-affiliated securities	28,287,731	754,850	2,060,628	2,490,118
In-kind redemptions – affiliated securities	—	(998,554)	—	—
Net realized loss	(80,424,504)	(15,995,461)	(11,589,444)	(7,094,182)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	122,117,998	(9,128,949)	(7,047,927)	4,022,893
Investments in affiliated securities	—	136,728	—	—
Foreign currency translation	(696)	1,916	1,050	(15)
Change in unrealized appreciation (depreciation)	122,117,302	(8,990,305)	(7,046,877)	4,022,878
Net realized and unrealized gain (loss) on investments and foreign currency translation	41,692,798	(24,985,766)	(18,636,321)	(3,071,304)
Net Increase (Decrease) in Net Assets Resulting From Operations	$ 39,150,347	$(25,161,675)	$ (18,579,871)	$(3,125,936)

(1)  See Notes to Financial Statements (Note 3).

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
OPERATIONS:
Net investment loss	$ (6,678,792)	$ (15,689,972)	$ (1,560,850)	$ (3,125,835)
Net realized loss on investments and foreign currency transactions	(350,906,262)	(853,818,426)	(50,430,897)	(277,949,443)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(267,384,589)	884,732,526	(74,250,085)	309,108,305
Net increase (decrease) in net assets resulting from operations	(624,969,643)	15,224,128	(126,241,832)	28,033,027
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	517,693,099	1,362,712,302	2,920,797	69,227,641
Cost of shares redeemed	(734,377,345)	(1,661,300,555)	(118,327,147)	(138,541,694)
Net decrease in net assets resulting from shareholder transactions	(216,684,246)	(298,588,253)	(115,406,350)	(69,314,053)
Decrease in net assets	(841,653,889)	(283,364,125)	(241,648,182)	(41,281,026)
NET ASSETS:
Beginning of period	2,496,661,599	2,780,025,724	1,170,657,724	1,211,938,750
End of period	$1,655,007,710	$ 2,496,661,599	$ 929,009,542	$1,170,657,724
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	65,800,000	75,805,000	19,900,000	21,600,000
Shares sold	17,150,000	41,200,000	50,000	1,300,000
Shares redeemed	(24,850,000)	(51,205,000)	(2,250,000)	(3,000,000)
Shares outstanding, end of period	58,100,000	65,800,000	17,700,000	19,900,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
OPERATIONS:
Net investment loss	$ (28,708,054)	$ (56,870,224)	$ (5,292,731)	$ (9,318,781)
Net realized loss on investments and foreign currency transactions	(826,136,193)	(2,067,804,437)	(358,540,273)	(468,661,159)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(53,430,860)	3,013,683,487	392,319,944	758,506,498
Net increase (decrease) in net assets resulting from operations	(908,275,107)	889,008,826	28,486,940	280,526,558
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,772,315,219	9,791,568,164	176,461,947	376,471,902
Cost of shares redeemed	(5,655,144,791)	(10,722,043,209)	(332,424,210)	(462,986,678)
Net decrease in net assets resulting from shareholder transactions	(882,829,572)	(930,475,045)	(155,962,263)	(86,514,776)
Increase (decrease) in net assets	(1,791,104,679)	(41,466,219)	(127,475,323)	194,011,782
NET ASSETS:
Beginning of period	9,295,352,800	9,336,819,019	1,650,510,961	1,456,499,179
End of period	$ 7,504,248,121	$ 9,295,352,800	$1,523,035,638	$1,650,510,961
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	184,350,000	206,850,000	24,550,000	26,700,000
Shares sold	108,000,000	245,750,000	2,450,000	7,600,000
Shares redeemed	(127,200,000)	(268,250,000)	(5,100,000)	(9,750,000)
Shares outstanding, end of period	165,150,000	184,350,000	21,900,000	24,550,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		ARK Space Exploration & Innovation ETF
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
OPERATIONS:
Net investment loss	$ (2,542,451)	$ (4,720,822)	$ (175,909)	$ (287,594)
Net realized loss on investments and foreign currency transactions	(80,424,504)	(397,541,775)	(15,995,461)	(8,877,064)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	122,117,302	663,871,900	(8,990,305)	18,584,402
Net increase (decrease) in net assets resulting from operations	39,150,347	261,609,303	(25,161,675)	9,419,744
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,734,178	152,224,444	—	5,571,035
Cost of shares redeemed	(129,104,799)	(261,975,876)	(24,111,685)	(35,588,100)
Net decrease in net assets resulting from shareholder transactions	(98,370,621)	(109,751,432)	(24,111,685)	(30,017,065)
Increase (decrease) in net assets	(59,220,274)	151,857,871	(49,273,360)	(20,597,321)
NET ASSETS:
Beginning of period	1,088,289,418	936,431,547	298,938,496	319,535,817
End of period	$1,029,069,144	$1,088,289,418	$249,665,136	$298,938,496
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	45,050,000	52,300,001	19,200,000	21,400,001
Shares sold	1,150,000	8,050,000	—	450,000
Shares redeemed	(5,950,000)	(15,300,001)	(1,700,000)	(2,650,001)
Shares outstanding, end of period	40,250,000	45,050,000	17,500,000	19,200,000

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The 3D Printing ETF		ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
OPERATIONS:
Net investment income (loss)	$ 56,450	$ (10,814)	$ (54,632)	$ (16,504)
Net realized loss on investments and foreign currency transactions	(11,589,444)	(61,642,381)	(7,094,182)	(34,260,183)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,046,877)	69,897,846	4,022,878	37,194,723
Net increase (decrease) in net assets resulting from operations	(18,579,871)	8,244,651	(3,125,936)	2,918,036
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	3,488,712	26,827,932	8,621,228
Cost of shares redeemed	(25,941,949)	(35,428,704)	(17,149,862)	(29,739,323)
Net increase (decrease) in net assets resulting from shareholder transactions	(25,941,949)	(31,939,992)	9,678,070	(21,118,095)
Increase (decrease) in net assets	(44,521,820)	(23,695,341)	6,552,134	(18,200,059)
NET ASSETS:
Beginning of period	185,854,951	209,550,292	99,934,030	118,134,089
End of period	$141,333,131	$185,854,951	$106,486,164	$ 99,934,030
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,600,000	9,050,001	4,975,000	6,100,001
Shares sold	—	150,000	1,450,000	450,000
Shares redeemed	(1,200,000)	(1,600,001)	(975,000)	(1,575,001)
Shares outstanding, end of period	6,400,000	7,600,000	5,450,000	4,975,000

See accompanying Notes to Financial Statements.

Financial Highlights ARK Genomic Revolution ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019
Per Share Data:
Net asset value, beginning of period	$ 37.94	$ 36.67	$ 84.40	$ 53.70	$ 34.50	$ 29.36
Net investment loss(1)	(0.11)	(0.23)	(0.35)	(0.24)	(0.28)	(0.19)
Net realized and unrealized gain (loss) on investments	(9.34)	1.50	(47.00)	31.73	20.53	5.80
Total gain (loss) from investment operations	(9.45)	1.27	(47.35)	31.49	20.25	5.61
Distributions to shareholders:
Net realized gains	—	—	(0.38)	(0.79)	(1.05)	(0.47)
Total distributions	—	—	(0.38)	(0.79)	(1.05)	(0.47)
Net asset value, end of period	$ 28.49	$ 37.94	$ 36.67	$ 84.40	$ 53.70	$ 34.50
Market value, end of period	$ 28.44	$ 38.00	$ 36.61	$ 84.35	$ 53.70	$ 34.58
Total Return at Net Asset Value(2)	(24.93)%	3.46%	(56.27)%	58.48%	60.41%	19.87%
Total Return at Market Value(2)	(25.16)%	3.80%	(56.32)%	58.39%	60.05%	20.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,655,008	$2,496,662	$2,780,026	$8,588,014	$1,589,856	$465,966
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.72)%(3)	(0.70)%	(0.62)%	(0.28)%	(0.73)%	(0.63)%
Portfolio turnover rate(4)	10%	28%	51%	45%	50%	64%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights ARK Autonomous Technology & Robotics ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019
Per Share Data:
Net asset value, beginning of period	$ 58.83	$ 56.11	$ 81.12	$ 52.69	$ 33.05	$ 34.93
Net investment loss(1)	(0.08)	(0.16)	(0.30)	(0.33)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	(6.26)	2.88	(24.10)	29.42	19.77	(0.91)
Total gain (loss) from investment operations	(6.34)	2.72	(24.40)	29.09	19.64	(1.04)
Distributions to shareholders:
Net realized gains	—	—	(0.61)	(0.66)	—	(0.84)
Total distributions	—	—	(0.61)	(0.66)	—	(0.84)
Net asset value, end of period	$ 52.49	$ 58.83	$ 56.11	$ 81.12	$ 52.69	$ 33.05
Market value, end of period	$ 52.45	$ 58.86	$ 56.07	$ 81.18	$ 52.78	$ 33.06
Total Return at Net Asset Value(2)	(10.78)%	4.85%	(30.27)%	55.31%	59.43%	(2.66)%
Total Return at Market Value(2)	(10.89)%	4.98%	(30.38)%	55.17%	59.65%	(2.84)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$929,010	$1,170,658	$1,211,939	$2,806,640	$447,887	$166,897
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.31)%(3)	(0.32)%	(0.42)%	(0.41)%	(0.34)%	(0.39)%
Portfolio turnover rate(4)	7%	21%	54%	86%	71%	54%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements.

Financial Highlights ARK Innovation ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019
Per Share Data:
Net asset value, beginning of period	$ 50.42	$ 45.14	$ 119.91	$ 80.37	$ 48.36	$ 44.51
Net investment loss(1)	(0.16)	(0.30)	(0.60)	(0.75)	(0.38)	(0.30)
Net realized and unrealized gain (loss) on investments	(4.82)	5.58	(73.39)	42.33	32.58	5.32
Total gain (loss) from investment operations	(4.98)	5.28	(73.99)	41.58	32.20	5.02
Distributions to shareholders:
Net realized gains	—	—	(0.78)	(2.04)	(0.19)	(1.17)
Total distributions	—	—	(0.78)	(2.04)	(0.19)	(1.17)
Net asset value, end of period	$ 45.44	$ 50.42	$ 45.14	$ 119.91	$ 80.37	$ 48.36
Market value, end of period	$ 45.41	$ 50.45	$ 45.13	$ 120.00	$ 80.37	$ 48.46
Total Return at Net Asset Value(2)	(9.89)%	11.71%	(62.04)%	51.65%	66.82%	12.14%
Total Return at Market Value(2)	(9.99)%	11.79%	(62.08)%	51.76%	66.47%	12.27%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$7,504,248	$9,295,353	$9,336,819	$22,495,429	$6,132,599	$1,731,253
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.74)%(3)	(0.74)%	(0.75)%	(0.63)%	(0.70)%	(0.67)%
Portfolio turnover rate(4)	15%	26%	55%	71%	80%	80%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights ARK Next Generation Internet ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019
Per Share Data:
Net asset value, beginning of period	$ 67.23	$ 54.55	$ 147.37	$ 99.48	$ 52.32	$ 55.10
Net investment loss(1)	(0.23)	(0.37)	(0.81)	(0.98)	(0.45)	(0.33)
Net realized and unrealized gain (loss) on investments	2.55	13.05	(88.70)	50.76	47.61	3.09
Total gain (loss) from investment operations	2.32	12.68	(89.51)	49.78	47.16	2.76
Distributions to shareholders:
Net realized gains	—	—	(3.31)	(1.89)	—	(5.54)
Total distributions	—	—	(3.31)	(1.89)	—	(5.54)
Net asset value, end of period	$ 69.55	$ 67.23	$ 54.55	$ 147.37	$ 99.48	$ 52.32
Market value, end of period	$ 69.57	$ 67.31	$ 54.48	$ 147.55	$ 99.49	$ 52.48
Total Return at Net Asset Value(2)	3.44%	23.25%	(61.95)%	50.06%	90.13%	7.49%
Total Return at Market Value(2)	3.36%	23.55%	(62.04)%	50.24%	89.58%	7.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,523,036	$1,650,511	$1,456,499	$5,813,640	$1,920,045	$431,660
Ratio to average net assets of:
Expenses	0.75%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment loss	(0.73)%(3)	(0.74)%	(0.75)%	(0.69)%	(0.68)%	(0.63)%
Portfolio turnover rate(4)	30%	33%	76%	120%	93%	92%

(1)  Based on average daily shares outstanding.

(2)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(3)  Annualized.

(4)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights ARK Fintech Innovation ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	For the Period February 4, 2019(1) through July 31, 2019
Per Share Data:
Net asset value, beginning of period	$ 24.16	$ 17.91	$ 50.67	$ 36.18	$ 22.84	$ 20.00
Net investment loss(2)	(0.06)	(0.10)	(0.24)	(0.30)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	1.47	6.35	(32.52)	14.97	13.74	2.87
Total gain (loss) from investment operations	1.41	6.25	(32.76)	14.67	13.64	2.84
Distributions to shareholders:
Net realized gains	—	—	—	(0.18)	(0.30)	—
Total distributions	—	—	—	(0.18)	(0.30)	—
Net asset value, end of period	$ 25.57	$ 24.16	$ 17.91	$ 50.67	$ 36.18	$ 22.84
Market value, end of period	$ 25.54	$ 24.20	$ 17.88	$ 50.68	$ 36.26	$ 22.86
Total Return at Net Asset Value(3)	5.83%	34.92%	(64.66)%	40.58%	60.36%	14.21%
Total Return at Market Value(3)	5.54%	35.35%	(64.72)%	40.29%	60.59%	14.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,029,069	$1,088,289	$936,432	$3,610,269	$347,337	$74,233
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%	0.75%(4)
Net investment loss	(0.54)%(4)	(0.56)%	(0.65)%	(0.60)%	(0.40)%	(0.24)%(4)
Portfolio turnover rate(5)	11%	26%	75%	78%	55%	22%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights ARK Space Exploration & Innovation ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	For the Period March 30, 2021(1) through July 31, 2021
Per Share Data:
Net asset value, beginning of period	$ 15.57	$ 14.93	$ 20.35	$ 20.00
Net investment loss(2)	(0.01)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.29)	0.65	(5.39)	0.37
Total gain (loss) from investment operations	(1.30)	0.64	(5.42)	0.35
Total distributions	—	—	—	—
Net asset value, end of period	$ 14.27	$ 15.57	$ 14.93	$ 20.35
Market value, end of period	$ 14.27	$ 15.59	$ 14.93	$ 20.34
Total Return at Net Asset Value(3)	(8.37)%	4.27%	(26.64)%	1.77%
Total Return at Market Value(3)	(8.47)%	4.42%	(26.60)%	1.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$249,665	$298,938	$319,536	$607,553
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%(4)	0.75%	0.75%	0.75%(4)
Expenses, net of expense waivers and reimbursements	0.72%(4)	0.71%	0.70%	0.71%(4)
Net investment loss	(0.13)%(4)	(0.10)%	(0.18)%	(0.26)%(4)
Portfolio turnover rate(5)	5%	8%	41%	46%

(1)  Commencement of operations.

(2)  Based on average daily shares outstanding.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights The 3D Printing ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019
Per Share Data:
Net asset value, beginning of period	$ 24.45	$ 23.15	$ 38.04	$ 22.28	$ 22.04	$ 24.22
Net investment income (loss)(1)	0.01	(0.00)(2)	(0.05)	0.00(2)	(0.00)(2)	(0.01)
Net realized and unrealized gain (loss) on investments	(2.38)	1.30	(14.84)	15.76	0.25	(2.01)
Total gain (loss) from investment operations	(2.37)	1.30	(14.89)	15.76	0.25	(2.02)
Distributions to shareholders:
Net investment income	—	—	(0.00)(2)	—	(0.01)	—
Net realized gains	—	—	—	—	—	(0.16)
Total distributions	—	—	(0.00)	—	(0.01)	(0.16)
Net asset value, end of period	$ 22.08	$ 24.45	$ 23.15	$ 38.04	$ 22.28	$ 22.04
Market value, end of period	$ 21.93	$ 24.43	$ 23.16	$ 38.00	$ 22.16	$ 22.25
Total Return at Net Asset Value(3)	(9.70)%	5.61%	(39.14)%	70.76%	1.15%	(8.25)%
Total Return at Market Value(3)	(10.23)%	5.48%	(39.05)%	71.48%	(0.34)%	(7.76)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$141,333	$185,855	$209,550	$515,504	$41,217	$39,672
Ratio to average net assets of:
Expenses	0.66%(4)	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment loss	0.08%(4)	(0.01)%	(0.15)%	0.00%(5)	0.00%(5)	(0.04)%
Portfolio turnover rate(6)	21%	45%	37%	59%	37%	51%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Amount represents less than 0.00%.

(6)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights ARK Israel Innovative Technology ETF For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019
Per Share Data:
Net asset value, beginning of period	$ 20.09	$ 19.37	$ 30.26	$ 25.00	$ 20.54	$ 20.85
Net investment income (loss)(1)	(0.01)	(0.00)(2)	(0.04)	0.05	(0.03)	0.08
Net realized and unrealized gain (loss) on investments	(0.54)	0.72	(10.75)	5.21	4.97	0.18
Total gain (loss) from investment operations	(0.55)	0.72	(10.79)	5.26	4.94	0.26
Distributions to shareholders:
Net investment income	—	—	(0.10)	—	(0.48)	(0.57)
Total distributions	—	—	(0.10)	—	(0.48)	(0.57)
Net asset value, end of period	$ 19.54	$ 20.09	$ 19.37	$ 30.26	$ 25.00	$ 20.54
Market value, end of period	$ 19.37	$ 20.07	$ 19.36	$ 30.15	$ 24.74	$ 20.64
Total Return at Net Asset Value(3)	(2.73)%	3.72%	(35.79)%	21.06%	24.31%	1.57%
Total Return at Market Value(3)	(3.49)%	3.67%	(35.57)%	21.87%	22.41%	1.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$106,486	$99,934	$118,134	$283,716	$48,123	$19,512
Ratio to average net assets of:
Expenses	0.49%(4)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	(0.12)%(4)	(0.02)%	(0.15)%	0.15%	(0.14)%	0.37%
Portfolio turnover rate(5)	21%	51%	58%	88%	86%	57%

(1)  Based on average daily shares outstanding.

(2)  Amount represents less than $0.005.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)  Annualized.

(5)  Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements January 31, 2024 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of eight (8) investment portfolios: ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, ARK Space Exploration & Innovation ETF, The 3D Printing ETF, and ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust’s fiscal and tax reporting year ends July 31.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities that are traded on a securities market are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by the Adviser, which was selected by the Board of Trustees of the Trust (“Board of Trustees”) as valuation designee, to provide such fair values in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and subject to the oversight of, the Board of Trustees. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security. Investments in money market funds are valued at their NAV as of the close of each business day. Exchange-traded funds are valued at their last sale or official closing price on the principal market.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on an accrual basis.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net realized capital gains are distributed to shareholders as capital gain distributions. Net investment income, if any, and net capital gains, if any, are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Notes to Financial Statements (continued) January 31, 2024 (Unaudited)

Currency Translation

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Wholly-owned Subsidiary

ARK Next Generation Internet ETF gains exposure to cryptocurrency through investments in the ARK Next Generation Internet (Cayman) Fund, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Island (the “Subsidiary”). The Subsidiary is advised by the Adviser, and has the same investment objective as ARK Next Generation Internet ETF. All intercompany transactions and balances have been eliminated in consolidation.

3. Management and Other Agreements

Management

The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF, each pay the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The 3D Printing ETF pays the Adviser a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Adviser a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the oversight of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of trustee fees and various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

The Adviser has agreed to reduce their Management Fee for the ARK Space Exploration & Innovation ETF as a result of investing in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $42,125. The Adviser has also agreed to waive or credit a portion of the Management Fee in an amount equal to any net fees received by the Adviser for the ARK Next Generation Internet ETF as a result of investing in ARK 21Shares Bitcoin ETF. The Adviser has not received any net fees for the six-month period ending January 31, 2024.

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and also provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Board of Trustees

Each Independent Trustee receives an annual retainer fee of $230,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of $60,000 and $20,000, respectively, for their service as such. Annual Trustee fees may be reviewed periodically and changed by the Trust’s Board.

Notes to Financial Statements (continued) January 31, 2024 (Unaudited)

4. Creation and Redemption Transactions

As of January 31, 2024, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the six months ended January 31, 2024 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution ETF	$ 195,975,686	$ 196,023,487
ARK Autonomous Technology & Robotics ETF	71,506,845	75,117,259
ARK Innovation ETF	1,155,628,711	1,174,319,615
ARK Next Generation Internet ETF	433,574,456	438,209,902
ARK Fintech Innovation ETF	108,339,185	106,637,069
ARK Space Exploration & Innovation ETF	13,118,975	13,732,130
The 3D Printing ETF	34,189,808	31,739,073
ARK Israel Innovative Technology ETF	19,383,081	19,832,072

For the six months ended January 31, 2024, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$ 514,310,364	$ 731,320,208
ARK Autonomous Technology & Robotics ETF	2,921,210	118,030,387
ARK Innovation ETF	4,752,698,332	5,646,750,758
ARK Next Generation Internet ETF	170,114,679	326,550,187
ARK Fintech Innovation ETF	30,628,608	128,985,296
ARK Space Exploration & Innovation ETF	—	23,708,863
The 3D Printing ETF	—	25,872,328
ARK Israel Innovative Technology ETF	26,768,045	17,116,279

6. Federal Income Tax

Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. U.S. GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The management of the Funds is required to analyze all open tax years (2020 − 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued) January 31, 2024 (Unaudited)

At January 31, 2024, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$ 5,401,086,967	$ 41,602,075	$ (3,718,564,708)	(3,676,962,633)
ARK Autonomous Technology & Robotics ETF	1,434,631,417	96,301,843	(594,424,286)	(498,122,443)
ARK Innovation ETF	17,433,426,952	85,173,350	(9,087,693,525)	(9,002,520,175)
ARK Next Generation Internet ETF	2,795,907,797	82,106,104	(1,263,516,541)	(1,181,410,437)
ARK Fintech Innovation ETF	1,662,520,155	93,549,216	(1,075,755,762)	(982,206,546)
ARK Space Exploration & Innovation ETF	366,425,727	365,055,203	(201,819,666)	163,235,537
The 3D Printing ETF	204,597,378	38,202,491	(189,236,722)	(151,034,231)
ARK Israel Innovative Technology ETF	112,593,626	21,891,528	(16,482,267)	5,409,261

The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, in-kind creation and redemption transactions, net operating losses, foreign currency gains and losses, passive foreign investment companies, grantor trust adjustments, and late year ordinary loss deferrals. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values.

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. For the year ended July 31, 2023, the Funds incurred and elected to defer to August 1, 2023 Post-October Losses and Late Year Ordinary Losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post-October Loss
ARK Genomic Revolution ETF	$ (8,249,382)	$ —
ARK Autonomous Technology & Robotics ETF	(1,882,520)	—
ARK Innovation ETF	(32,533,949)	—
ARK Next Generation Internet ETF	(5,404,327)	—
ARK Fintech Innovation ETF	(2,711,581)	—
ARK Space Exploration & Innovation ETF	(147,855)	—
The 3D Printing ETF	(48,818)	—
ARK Israel Innovative Technology ETF	(81,576)	—

At July 31, 2023, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$ 250,757,963	$ 837,906,694	$1,088,664,657
ARK Autonomous Technology & Robotics ETF	18,186,873	260,347,957	278,534,830
ARK Innovation ETF	1,042,848,686	1,573,266,388	2,616,115,074
ARK Next Generation Internet ETF	251,556,319	510,982,724	762,539,043
ARK Fintech Innovation ETF	570,104,221	434,174,811	1,004,279,032
ARK Space Exploration & Innovation ETF	18,119,835	10,568,839	28,688,674
The 3D Printing ETF	94,849,026	78,697,270	173,546,296
ARK Israel Innovative Technology ETF	59,766,481	55,301,555	115,068,036

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (concluded) January 31, 2024 (Unaudited)

8. Investment Risks

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Concentration Risk: The ARK Autonomous Technology & Robotics ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF is concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF is concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF is concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. The ARK Space Exploration & Innovation ETF is concentrated in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if their respective indices. The Total 3-D Printing Index and The ARK Israeli Innovation Index, concentrate in such industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF is not concentrated in any industry.

As of January 31, 2024, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry, the ARK Space Exploration & Innovation ETF had more than 25% of its assets invested in the aerospace & defense industry, and the ARK Israel Innovative Technology ETF had more than 25% of its assets invested in the software industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

Market Risk: The value of the Funds’ assets will fluctuate as the markets in which the Funds invests fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, military conflicts, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Funds’ underlying securities), infectious disease outbreaks or pandemics. For example, an outbreak of an infectious disease may negatively affect economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this, or any future, pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

9. New Accounting Pronouncement

In June 2022, the FASB issued Accounting Standards Update (“ASU”) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this update clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also introduce new disclosure requirements related to such equity securities. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Early adoption is permitted. Management has not yet elected to early adopt the new amendment, is continuously evaluating the new disclosure requirements and has currently determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

10. Subsequent Events

Subsequent events occurring after January 31, 2024 have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no additional events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling (727) 810-8160. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling (727) 810-8160 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (727) 810-8160 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Risks Involved with Investing in the Funds (Unaudited)

This report should be read in conjunction with the Trust’s prospectus.

The principal risks of investing in the ARK ETFs include:

Disruptive Innovation Risk Companies that the Adviser believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. A Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future.

Equity Securities Risk The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Foreign Securities Risk Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the U.S. and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust’s control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust’s assets to decline.

Israel Risk Because the Fund invests in securities of Israeli Companies, the Fund may be exposed to special risks and considerations. There may be less information concerning the securities of Israeli Companies available to the public than the securities of U.S. companies. There is also potential difficulty in obtaining or enforcing a court judgment, and the unique characteristics of securities of Israeli Companies and the Israel stock market may have a negative impact on the Fund. Any major hostilities involving Israel, including hostilities with neighboring countries, or the interruption or curtailment of trade between Israel and its present trading partners, could have a negative impact on the Fund. Shares and dividends of Israeli Companies are often Israeli new shekel (“ILS”) denominated. Changes in the relationship of the ILS to the U.S. dollar and other currencies could have a negative impact on the Fund. The government of Israel may change the way in which Israeli Companies are taxed, or may impose taxes on foreign investment. Such actions could have an adverse impact on the overall market for securities of Israeli Companies and on the Fund.

Concentration Risk The Fund’s assets may be concentrated in a particular industry or group of industries to the extent the Index concentrates in a particular industry or group of industries. If the Fund’s assets are concentrated in a particular industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of industries.

Index Tracking Risk An Index Fund’s return may not track the performance of the Index for a number of reasons. For example, an Index Fund incurs a number of operating expenses not applicable to the applicable Index and incurs costs associated with buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of the applicable Index. An Index Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the applicable Index. When the Index Fund’s Index is rebalanced and the Index Fund in turn rebalances its portfolio to attempt to increase the correlation between the Index Fund’s portfolio and its applicable Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Index Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index Fund’s applicable Index, which may increase the costs to and the tracking error risk of the Index Fund. In addition, the Index Fund may not be able to invest in certain securities included in the applicable Index or may not

Risks Involved with Investing in the Funds (Unaudited) (continued)

be able to invest in them in the exact proportions in which they are represented in the applicable Index, due to legal restrictions or limitations imposed by the governments of certain countries, potential adverse tax consequences or other regulatory reasons. The risk that the Index Fund may not track the performance of the applicable Index may be magnified during times of heightened market volatility or other unusual market conditions. A lack of liquidity may be due to various events, including markets events, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than market price of comparable liquid securities, which would negatively affect the Index Fund’s performance. To the extent the Index Fund calculates its NAV based on “fair value” prices for certain securities and the value of the applicable Index is based on securities’ closing prices (i.e., the value of the Index is not based on “fair value” prices), the Index Fund’s ability to track the applicable Index may be adversely affected. For tax efficiency purposes, the Index Fund may sell certain securities to realize losses causing it to deviate from the applicable Index. Errors in the construction or calculation of the applicable Index may occur from time to time and any such errors may not be immediately identified and corrected by Solactive, which may have an adverse impact on the Index Fund and its shareholders.

Authorized Participants Concentration Risk A Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”) on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, Shares may possibly trade at a discount to net asset value (“NAV”). The AP risk may be heightened in the case of ETFs investing internationally because international ETFs often require APs to post collateral, which only certain APs are able to do.

Health Care Sector Risk Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors.

Consumer Discretionary Risk The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

CyberSecurity Risk: As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Industrials Sector Risk Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, in the U.S. and abroad, including potential anti-trust actions, potential anti-trust actions, fines and penalties, and frequent new service and product announcements, introductions and enhancements, and changing customer demands.

Communications Sector Risk Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation.

Financial Technology Sector Risk Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future.

Risks Involved with Investing in the Funds (Unaudited) (concluded)

Cryptocurrency Investment Risk ARKW may have exposure to cryptocurrency, such as bitcoin and Ether, indirectly through an investment in ARK 21Shares Bitcoin ETF, ProShares Bitcoin Strategy ETF, and ARK 21Shares Active Bitcoin Futures ETF that will experience any associated volatility of the underlying crytocurrency. Additionally, the Funds may have exposure to cryptocurrency indirectly through investments in public companies that are active in the cryptocurrency markets. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop.

Non-Diversified Risk As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds.

Market Trading Risk Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

Subsidiary Risk ARKW gains exposure to cryptocurrency through investments in the Subsidiary. By investing in the Subsidiary, the ARKW is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by the Subsidiary are generally similar to those that are permitted to be held by ARKW and are subject to the same risks that apply to similar investments if held directly by ARKW. There can be no assurance that the investment objective of ARKW or the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and generally is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of ARKW and/or the Subsidiary to operate as intended and could adversely affect ARKW. Changes in the laws of the United States and/or the Cayman Islands could adversely affect the performance of ARKW and/or the Subsidiary.

Tax Risk ARKW may seek to gain exposure to cryptocurrency through investments in the Subsidiary. Treasury regulations generally treat ARKW’s income inclusion with respect to the Subsidiary as qualifying income either if (A) there is a current distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to ARKW’s business of investing in stock, securities, or currencies. The tax treatment of ARKW’s investments in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of ARKW’s taxable income or any gains and distributions made by ARKW. No assurances can be provided that the IRS would not be able to successfully assert that ARKW’s income from investments in the Subsidiary was not “qualifying income,” in which case ARKW would fail to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code if over 10% of its gross income was derived from these investments. If ARKW failed to qualify as a regulated investment company, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, fund shareholders. The Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
200 Central Avenue
St. Petersburg, FL 33701

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Manhattan West
New York, NY 10001

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 200 Central Avenue, St. Petersburg, FL 33701 | 727.810.8160 | info@ark-invest.com | ark-funds.com

(b)    Not applicable.

Item 2.       Code of Ethics.

Not applicable.

Item 3.       Audit Committee Financial Expert.

Not applicable.

Item 4.       Principal Accountant Fees and Services.

Not applicable.

Item 5.       Audit Committee of Listed Registrants.

The Registrant’s Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)) consisting of three Independent Trustees. Messrs. Chichester and Zack and Ms. DeRemer currently serve as members of the Audit Committee. Mr. Chichester is the Chairman of the Audit Committee.

Item 6.       Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.     Controls and Procedures.

(a)     As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

(a)     Not applicable.

(b)    Not applicable.

Item 19.     Exhibits.

(a)(1)          Not applicable.

(a)(2)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)     Not applicable.

(a)(2)(2)     Not applicable.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust
By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and
Chief Investment Officer
(principal executive officer)
Date	April 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and
Chief Investment Officer
(principal executive officer)
Date	April 2, 2024
By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)
Date	April 2, 2024

__________

*       Print the name and title of each signing officer under his or her signature.